INVESTMENTS IN AFFILIATES (Details 2) ¥ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2015 CNY (¥)	Aug. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) item	Aug. 31, 2015 USD ($)
Schedule of Equity Method Investments [Line Items]
Total cash contributed			$ 46,312
Amount of investment, not transacted using cash, but rather financed with the balance of the service obligation			138,936
Investment in affiliates, beginning balance			0
Investments			185,248
Share of loss			(16,879)
Foreign currency translation			241
Investment in affiliates, ending balance			$ 168,610
Beijing Modo
Schedule of Equity Method Investments [Line Items]
Amount considered as paid-in capital, paid by Beijing Jingying | ¥	¥ 1,000
Equity interest of equity method investment	30.00%		30.00%	30.00%
Amount considered as capital surplus	¥ 3,000	$ 460,000
Estimated service period			10 years
Equity interest percentage owned by other parties			70.00%
Total number of board seats | item			3
Initial value	1,200			$ 190,000
Legal right percentage			30.00%
Amount of investment, not transacted using cash, but rather financed with the balance of the service obligation	900	140,000
Investments			$ 185,248
Share of loss			(16,879)
Foreign currency translation			241
Investment in affiliates, ending balance			$ 168,610
Beijing Jingying | Beijing Modo
Schedule of Equity Method Investments [Line Items]
Amount considered as paid-in capital, paid by Beijing Jingying	150	20,000
Beijing Jingying | Beijing Modo
Schedule of Equity Method Investments [Line Items]
Total cash contributed	4,000	620,000
Amount considered as paid-in capital, paid by Beijing Jingying	300	50,000
Equity interest of equity method investment			15.00%
Beijing Jingying | Beijing Catshow | Beijing Modo
Schedule of Equity Method Investments [Line Items]
Amount considered as paid-in capital, paid by Beijing Jingying	¥ 550	$ 80,000
Beijing Catshow | Beijing Modo
Schedule of Equity Method Investments [Line Items]
Equity interest of equity method investment	55.00%		55.00%	55.00%